NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2019
Nature Of Operations And Going Concern[Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

NATURE OF OPERATIONS

Gentor Resources Inc. (the "Company" or "Gentor"), a Cayman Islands corporation, is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The business of exploring for minerals involves a high degree of risk. Few properties that are explored are ultimately developed into producing mines. Major expenses may be required to establish ore reserves, to develop metallurgical processes, to acquire construction and operating permits and to construct mining and processing facilities.

In November 2017, the Company announced that it intended to dispose of its subsidiary which held the Karaburun project (which was the Company’s only project). The Company has relinquished the Karaburun project and discontinued operations in Turkey effective at the end of 2017, and is currently evaluating new business opportunities.

GOING CONCERN

The accompanying audited consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended December 31, 2019, the Company had a net loss and comprehensive loss of $295,868 (2018 - $40,742 and 2017 - $314,890). The Company also had a deficit accumulated during the exploration stage of $43,886,458 as at December 31, 2019 (December 31, 2018 – $43,590,590), and a working capital deficiency of $530,061 as at December 31, 2019 (December 31, 2018 - $462,545).

The Company intends to fund operations through equity financing arrangements. Such financings may be insufficient to fund its ongoing working capital and other cash requirements. The Company's continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing mineral properties and the discovery, development and sale of ore reserves.

These circumstances represent material uncertainties which cast substantial doubt on the Company's ability to continue on a going concern basis. These audited consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern. Such adjustments may be material.